LONG-TERM INVESTMENTS - Movement of equity investment accounted for using the equity method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM INVESTMENTS
Opening balance	$ 4,216,222
Investment in Guangzhou Shanxingzhe Technology Investment LLP ("Shanxingzhe")		$ 4,236,750
Share of equity loss	(86,405)	(9,214)
Foreign exchange adjustments	(113,951)	(11,314)
Ending balance	$ 4,015,866	$ 4,216,222